NOTE 9. COMMITMENTS AND CONTINGENCIES (Details Narrative) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Officers Compensation	$ 3,500
Operating Expenses	42,351	151
Software Expenses	40,000
Accrued Expenses	3,000
Real Time [Member]
Software Expenses	$ 1,000